OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2013
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES

15.	OTHER RECEIVABLES

(in thousands of $)	2013	2012
Agent receivables	5,065	3,332
Claims receivables	4,938	6,015
Other receivables	6,177	5,513
	16,180	14,860

Other receivables are presented net of allowances for doubtful accounts amounting to nil and nil as of December 31, 2013 and 2012, respectively.